Note 10. Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
As of October 31	2012	2011
Employee-related accruals (Note 21)	$4,922	$6,716
FDA provision(a)	8,321	8,325
Captive insurance liability (Note 24)	2,119	4,492
AECL revenue share and waste disposal	3,770	3,004
Restructuring provision (Note 17)	3,453	4,004
Other(b)	57,737	26,373
Accrued liabilities	$80,322	$52,914